U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave.
MK-WI-T10
Milwaukee, WI 53202

September 11, 2018

VIA EDGAR TRANSMISSION

Re:	Managed Portfolio Series (the “Trust”)
File Nos.:  333-172080 and 812-14830

United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C.  20549

To whom it may concern,

Pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, transmitted herewith via EDGAR please find the Preliminary Proxy Statement and Form of Proxy relating to the Special Meeting of Shareholders of the Nuance Concentrated Value Fund, Nuance Mid Cap Value Fund and Nuance Concentrated Value Long-Short Fund, each a series of the Trust.

If you have any additional questions or concerns, please feel free to contact me at (414) 765-6611.

Sincerely,

/s/Thomas Bausch

Thomas Bausch, Esq.
For U.S. Bancorp Fund Services, LLC